Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Common Stocks – 91.3%
Basic Materials – 2.6%
Albemarle Corp. .............................................................. 58 $ 12,820
BHP Group Ltd., ADR .......................................................... 205 12,999
Glencore PLC, ADR ........................................................... 1,118 12,790
Rio Tinto PLC, ADR ............................................................ 190 13,034
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 159 12,889
Talon Metals Corp.* ............................................................ 47,640 12,863
Vale SA, Class B, ADR ......................................................... 808 12,750
90,145
Communications – 11.6%
Alphabet, Inc., Class C*(a) ...................................................... 1,327 138,008
Amazon.com, Inc.*(a) .......................................................... 1,164 120,229
Cisco Systems, Inc. ............................................................ 132 6,900
Meta Platforms, Inc., Class A* ................................................... 285 60,403
Netflix, Inc.* .................................................................. 75 25,911
Okta , Inc.* ................................................................... 5 431
Palo Alto Networks, Inc.* ........................................................ 9 1,798
VeriSign, Inc.* ................................................................ 72 15,216
Verizon Communications, Inc. ................................................... 202 7,856
Walt Disney Co. (The)* ......................................................... 257 25,733
402,485
Consumer, Cyclical – 15.6%
Arbe Robotics Ltd* ............................................................ 4,826 15,395
Aurora Innovation, Inc.* ......................................................... 7,803 10,846
BYD Co. Ltd., ADR ............................................................ 293 17,240
Costco Wholesale Corp. ........................................................ 42 20,869
Lucid Group, Inc.* ............................................................. 1,059 8,514
NIO, Inc., ADR* ............................................................... 1,072 11,267
Rivian Automotive, Inc., Class A* ................................................. 595 9,211
Sonder Holdings, Inc.* ......................................................... 130,349 98,687
Tesla, Inc.*(a) ................................................................ 1,665 345,421
537,450
Consumer, Non-cyclical – 7.1%
Amgen, Inc. .................................................................. 26 6,285
Automatic Data Processing, Inc. .................................................. 56 12,467
Block, Inc., Class A* ........................................................... 2,280 156,522
Coca-Cola Co. (The) ........................................................... 146 9,056
DaVita, Inc.* ................................................................. 98 7,949
Johnson & Johnson ............................................................ 51 7,905
Kraft Heinz Co. (The) .......................................................... 201 7,773
Kroger Co. (The) .............................................................. 158 7,800
Moody's Corp ................................................................ 26 7,957
PayPal Holdings, Inc.* .......................................................... 51 3,873
PepsiCo, Inc. ................................................................. 50 9,115
Procter & Gamble Co. (The) ..................................................... 53 7,881
244,583
Financial – 5.5%
American Express Co. ......................................................... 31 5,113
Bank of America Corp. ......................................................... 178 5,091
Bank of New York Mellon Corp. (The) ............................................. 104 4,726

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Financial (continued)
Citigroup, Inc. ................................................................ 102 $ 4,783
Lemonade, Inc.* .............................................................. 11,595 165,345
US Bancorp .................................................................. 132 4,758
189,816
Industrial – 1.1%
Camtek Ltd.* ................................................................. 498 14,118
Deere & Co. .................................................................. 21 8,671
FANUC Corp., ADR ............................................................ 857 15,383
38,172
Technology – 47.8%
Activision Blizzard, Inc. ......................................................... 92 7,874
Adobe, Inc.* .................................................................. 18 6,937
Advanced Micro Devices, Inc.*(a) ................................................. 3,220 315,592
Amkor Technology, Inc. ......................................................... 639 16,627
Analog Devices, Inc. ........................................................... 332 65,477
ANSYS, Inc.* ................................................................. 20 6,656
Apple, Inc.(a) ................................................................. 916 151,048
Applied Materials, Inc. .......................................................... 211 25,917
ASML Holding NV, Class G ...................................................... 94 63,987
Atlassian Corp., Class A* ....................................................... 5 856
Autodesk, Inc.* ............................................................... 64 13,322
Broadcom, Inc. ............................................................... 26 16,680
Cadence Design Systems, Inc.* .................................................. 31 6,513
Cognizant Technology Solutions Corp., Class A ...................................... 106 6,459
Crowdstrike Holdings, Inc., Class A* ............................................... 74 10,157
Datadog , Inc., Class A* ......................................................... 12 872
DocuSign, Inc., Class A* ........................................................ 7 408
Fiserv, Inc.* .................................................................. 75 8,477
Fortinet, Inc.* ................................................................. 26 1,728
GLOBALFOUNDRIES, Inc.*(a) ................................................... 268 19,344
HP, Inc. ..................................................................... 432 12,679
Intel Corp. ................................................................... 1,400 45,738
Intuit, Inc. .................................................................... 11 4,904
KLA Corp. ................................................................... 41 16,366
Lam Research Corp. ........................................................... 37 19,614
Marvell Technology, Inc. ........................................................ 298 12,903
Microchip Technology, Inc. ...................................................... 117 9,802
Micron Technology, Inc. ......................................................... 306 18,464
Microsoft Corp.(a) ............................................................. 1,231 354,897
NVIDIA Corp.(a) .............................................................. 1,188 329,991
NXP Semiconductors NV ....................................................... 71 13,240
Paychex, Inc. ................................................................. 130 14,897
QWALCOMM, Inc. ............................................................. 46 5,869
Skyworks Solutions, Inc. ........................................................ 27 3,186
Splunk , Inc.* ................................................................. 4 384
Synopsys, Inc.* ............................................................... 43 16,609
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 67 6,232
Texas Instruments, Inc. ......................................................... 78 14,509
Workday, Inc., Class A* ......................................................... 6 1,239

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
3
Shares Value
Common Stocks (continued)
Technology (continued)
Zoom Video Communications, Inc., Class A* ........................................ 11 $ 812
Zscaler , Inc.* ................................................................. 7 818
1,648,084
Total Common Stocks (Cost $3,092,545) ......................................................... 3,150,735
Number of
Contracts Notional Amount
Purchased Options – 7.6%
Calls – Exchange-Traded – 7.4%
Tesla, Inc., April Strike Price $600, Expires 4/21/23 ..................... 400 $ 24,000,000 400
Tesla, Inc., April Strike Price $245, Expires 4/28/23 ..................... 580 14,210,000 184,150
Tesla, Inc., June Strike Price $327, Expires 6/16/23 .................... 108 3,528,036 13,932
Tesla, Inc., July Strike Price $285, Expires 7/21/23 ..................... 30 855,000 18,525
Tesla, Inc., January Strike Price $417, Expires 1/19/24 .................. 23 958,341 13,398
Tesla, Inc., June Strike Price $667, Expires 6/21/24 .................... 66 4,400,022 24,750
255,155
Puts – Exchange-Traded – 0.2%
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 10 396,000 2,075
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 35 1,270,500 4,725
6,800
Total Purchased Options (Cost $452,828) .......................................................... 261,955
Shares
Money Market Funds – 10.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(b)
(Cost $375,994) ............................................................. 375,994 375,994
Total Investments – 109.8%
(Cost $3,921,367) ........................................................................... $ 3,788,684
Liabilities in Excess of Other Assets – (9.8)% ....................................................... (339,415)
Net Assets – 100.0% .......................................................................... $ 3,449,269
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23
(Premiums Received $11,319) ................................... (35) (1,207,500) $ (2,450)
* Non Income Producing
(a) Securities with an aggregate market value of $786,992 have been pledged as collateral for options as of March 31, 2023.
(b) Rate shown reflects the 7-day yield as of March 31, 2023.
ADR : American Depositary Receipt

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
4
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 91.3%
Purchased Options ............................................................................... 7.6%
Money Market Funds ............................................................................. 10.9%
Total Investments ................................................................................ 109.8%
Liabilities in Excess of Other Assets .................................................................. (9.8)%
Net Assets ..................................................................................... 100.0%